Exhibit 99.1

SEMI-ANNUAL SERVICER CERTIFICATE

January 7, 2026

Pursuant to Section 4.01(d)(3) of the Servicing Agreement, dated as of May 8, 2018 (the “Agreement”), between Public Service Company of New Hampshire (the “Servicer”,) and PSNH Funding LLC 3, the Servicer does hereby certify, for the current Payment Date (February 1, 2026) (the “Current Payment Date”), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement. References herein to certain sections and subsections are references to the respective sections of the Agreement.

1.	RRB Charge Collections and Aggregate Amounts Available for the Current Payment Date:

i.	Amount Remitted Jul 25:	$4,238,471.39
ii.	Amount Remitted Aug 25:	$5,330,046.91
iii.	Amount Remitted Sep 25:	$5,766,216.23
iv.	Amount Remitted Oct 25:	$4,678,484.15
v.	Amount Remitted Nov 25:	$3,556,430.68
vi.	Amount Remitted Dec 25:	$4,501,932.25
vii.	Total Amount Remitted for this Period (sum of i. through vi. above):	$28,071,581.61

viii.	Net Earnings on General Subaccount:	$395,053.58
ix.	Excess Funds Subaccount Balance:	$2,435,813.74
x.	Capital Subaccount Balance:	$3,178,316.00
xi.	Expenses Paid to Date:	$(274,774.45)
xii.	Collection Account Balance (sum of vii. through xi. above):	$33,805,990.48

2.	Outstanding Principal Balance as of Prior Payment Date by Tranche:

i.	Tranche A-1 Bond Principal Balance Outstanding:	$0.00
ii.	Tranche A-2 Bond Principal Balance Outstanding:	$35,909,806.05
iii.	Tranche A-3 Bond Principal Balance Outstanding:	$288,163,200.00
iv.	Total Bond Principal Balance:	$324,073,006.05

3.	Required Funding/Payments as of Current Payment Date:

a)	Projected Principal Balances and Payments

		Projected Principal Balance	Semi-Annual Principal Date
i.	Tranche A-1 Bond	$0.00	$0.00
ii.	Tranche A-2 Bond	$14,304,938.98	$21,604,867.07
iii.	Tranche A-3 Bond	$288,163,200.00	$0.00
iv.	Total Projected Principal Amounts	$302,468,138.98	$21,604,867.07

b)	Required Interest Payments

		Bond Interest Rate	Days in Applicable Period	Interest Date
i.	Tranche A-1 Bond	3.094%	180	$0.00
ii.	Tranche A-2 Bond	3.506%	180	$629,498.90
iii.	Tranche A-3 Bond	3.814%	180	$5,495,272.22
iv.	Total Required Interest Amounts:			$6,124,771.12

c)	Projected Subaccount Payments and Levels

Subaccount		Projected Level	Funding Required
i.	Capital Subaccount	$3,178,316.00	$0.00
ii.	Total Subaccount Payments and Levels	$3,178,316.00	$0.00

4.	Allocation of Remittances as of Current Payment Date Pursuant to Section 8.02(e) of Indenture:

a)	Semi-Annual Expenses

Net Expense Amount (Payable on Current Payment Date)

i.	Trustee Fees and Expenses:	$0.00
ii.	Semi-Annual Servicing Fee:	$158,915.80
iii.	Semi-Annual Administration Fee:	$37,500.00
iv.	Operation Expenses:	$0.00
v.	Total Expenses:	$196,415.80

b)	Semi-Annal Interest

		Per $1000 of Original	Aggregate
i.	Tranche A-1 Bond	$0.00	$0.00
ii.	Tranche A-2 Bond	$5.64	$629,498.90
iii.	Tranche A-3 Bond	$19.07	$5,495,272.22
iv.	Total Semi-Annual Interest:	$9.64	$6,124,771.12

c)	Semi-Annual Principal

		Per $1000 of Original	Aggregate
i.	Tranche A-1 Bond	$0.00	$0.00
ii.	Tranche A-2 Bond	$193.59	$21,604,867.07
iii.	Tranche A-3 Bond	$0.00	$0.00
iv.	Total Semi-Annual Principal:	$33.99	$21,604,867.07

d)	Other Payments

i.	Funding of Capital Subaccount (to required amount):	$0.00
ii.	Deposits to Excess Funds Subaccount:	$265,806.75
iii.	Interest earnings on Capital Account Released to Note Issuer[1]:	$64,542.76

e)	Aggregate Payments Pursuant to Section 8.02(e)(i) of Indenture

i.	To Trustee:	$0.00
ii.	To other Persons indemnified under Indenture:	$0.00

1 Interest earnings on capital account have previously been released to the Note Issuer.

5.	Outstanding Principal Balance and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such distribution date):

a)	Principal Balance Outstanding:

i.	Tranche A-1 Bond Principal Balance Outstanding	$0.00
ii.	Tranche A-2 Bond Principal Balance Outstanding:	$14,304,938.98
iii.	Tranche A-3 Bond Principal Balance Outstanding:	$288,163,200.00
iv.	Total Bond Principal Balance:	$302,468,138.98

b)	Collection Account Balances Outstanding:

i.	Capital Subaccount	$3,178,316.00
ii.	Excess Funds Subaccount:	$2,701,620.49
iii.	Total Subaccount Amount:	$5,879,936.49

6.	Sub-Account Draws as of Current Payment Date (if applicable, pursuant to Section 8.02(f) of Indenture):

i.	Capital Subaccount:	$0.00
ii.	Excess Funds Subaccount:	$0.00
iii.	Total Subaccount Draws:	$0.00

7.	Shortfalls in Interest and Principal Payments as a Current Payment Date (if applicable):

a)	Semi-Annual Interest Shortfall

i.	Tranche A-1 Bond	$0.00
ii.	Tranche A-2 Bond	$0.00
iii.	Tranche A-3 Bond	$0.00
iv.	Total Semi-Annual Interest Shortfall:	$0.00

b)	Semi-Annual Principal Shortfall

i.	Tranche A-1 Bond	$0.00
ii.	Tranche A-2 Bond	$0.00
iii.	Tranche A-3 Bond	$0.00
iv.	Total Semi-Annual Principal Shortfall:	$0.00

8.	Shortfalls in Required Subaccount Levels as of Current Distribution Date:

i.	Capital Subaccount	$0.00
ii.	Total Subaccount Shortfalls:	$0.00

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer Certificate as of the date first written above.

PUBLIC SERVICE COMPANY OF NEW HAMPSHIRE, as Servicer

By:	/s/ JAMES VANCHO
Title:	Director of Corporate Finance and Credit